SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	For three months ended March 31,
	2021	2020
Common stock subject to possible redemption
Numerator: Earnings attributable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$—	$—
Less: interest available to be withdrawn for payment of taxes	—	—
Net income	$—	$—
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	—	15,885,267
Basic and diluted net income per share	$—	$0.00

Non-Redeemable Common Stock
Numerator: Net (Loss) Income minus Net Earnings
Net (loss) income	$(1,711,607)	$1,792,718
Less: Net income attributable to Common stock subject to possible redemption	—	—
Non-redeemable net (loss) income	$(1,711,607)	$1,792,718
Denominator: Weighted Average Non-redeemable common stock
Basic and diluted weighted average shares outstanding	6,224,268	6,375,178
Basic and diluted net (loss) income per share	$(0.27)	$0.28

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	For the year ended December 31,
	2020	2019
Common stock subject to possible redemption
Numerator: Earnings attributable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$—	$3,784,472
Less: interest available to be withdrawn for payment of taxes	—	(672,550)
Net income	$—	$3,111,922
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	3,949,616	18,270,950
Basic and diluted net income per share	$0.00	$0.17

Non-Redeemable Common Stock
Numerator: Net Income (Loss) minus Net Earnings
Net loss	$4,310,769	$(1,067,296)
Less: Net income allocable to Common stock subject to possible redemption	—	(3,239,823)
Non-Redeemable Net Income (Loss)	$4,309,136	$(4,307,119)
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding	6,642,759	6,621,293
Basic and diluted net income (loss) per share	$0.65	$(0.63)

SCHEDULE OF CHANGES IN FAIR VALUE OF CONTINGENT PUT OPTIONS

The following table presents the changes in the fair value of warrant liabilities:

Fair value as of December 31, 2020	$6,260,000
Change in fair value	2,047,375
Fair value as of March 31, 2021	$8,307,375

The following table presents the changes in the fair value of warrant liabilities:

Private Placement
Fair value as of December 31, 2018	5,733,000
Change in fair value	1,433,250
Fair value as of December 31, 2019	7,166,250
Change in fair value	(906,250)
Fair value as of December 31, 2020	$6,260,000

Ensysce Biosciences, Inc [Member]
Condensed Cash Flow Statements, Captions [Line Items]
SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE

	Years Ended December 31,
	2020	2019
Numerator:
Net income (loss) attributable to common stockholders	$56,770	$(10,102,280)

Denominator:
Weighted average shares outstanding, basic	239,465,160	239,465,160
Weighted average dilutive stock options	11,217,415	-
Weighted average shares outstanding, diluted	250,682,575	239,465,160

Net income (loss) per share attributable to common stockholders, basic	$0.00	$(0.04)
Net income (loss) per share attributable to common stockholders, diluted	0.00	(0.04)

SCHEDULE OF ANTI DILUTIVE SECURITIES EXCLUDED FROM CALCULATION

The basic net loss per share is calculated by dividing the Company’s net loss attributable to common stockholders by the weighted average number of common shares outstanding during the year. The diluted net loss per share is calculated by dividing the Company’s net loss attributable to common stockholders by the diluted weighted average number of common shares outstanding during the year. The following weighted average shares have been excluded from the calculations of diluted weighted average common shares outstanding because they would have been anti-dilutive:

	Three Months Ended March 31,
	2021	2020
Stock options	70,069,228	87,603,148
Warrants	300,000	300,000
Total	70,369,228	87,903,148

The following weighted average shares have been excluded from the calculations of diluted weighted average shares outstanding because they would have been anti-dilutive:

	Years Ended December 31,
	2020	2019
Stock options	55,281,877	78,976,701
Warrants	300,000	236,986
Total	55,581,877	79,213,687

SCHEDULE OF FAIR VALUE OF ASSETS AND LIABILITIES MEASURED ON RECURRING BASIS

The following table presents assets and liabilities measured and recorded at fair value on the Company’s consolidated balance sheets on a recurring basis:

	March 31, 2021
	Total	Level 1	Level 2	Level 3
Contingent put option	$712,899	$-	$-	$712,899
Total	$712,899	$-	$-	$712,899

	December 31, 2020
	Total	Level 1	Level 2	Level 3
Contingent put option	$670,262	$-	$-	$670,262
Total	$670,262	$-	$-	$670,262

The following table presents assets and liabilities measured and recorded at fair value on the Company’s consolidated balance sheets on a recurring basis:

	December 31, 2020
	Total	Level 1	Level 2	Level 3
Contingent put option	$670,262	$-	$-	$670,262
Total	$670,262	$-	$-	$670,262

	December 31, 2019
	Total	Level 1	Level 2	Level 3
Contingent put option	$2,646,347	$-	$-	$2,646,347
Total	$2,646,347	$-	$-	$2,646,347

SCHEDULE OF CHANGES IN FAIR VALUE OF CONTINGENT PUT OPTIONS

The following table summarizes the change in fair value of the Company’s Level 3 contingent put options:

	March 31,	December 31,
	2021	2020
Beginning fair value	$670,262	$2,646,347
Issuance	3,052	471,823
Change in fair value	39,585	(2,447,908)
Ending fair value	$712,899	$670,262

The following table summarizes the change in fair value of the Company’s Level 3 contingent put options:

	December 31,
	2020	2019
Beginning fair value	$2,646,347	$1,657,072
Issuance	471,823	414,188
Change in fair value	(2,447,908)	575,087
Ending fair value	$670,262	$2,646,347